UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

7 Dawson Street Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 7 Dawson Street	Huntington Station, NY 11746
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    March 31, 2014

Item 1.  Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.76%
CLOSED-END FUNDS - 42.21%
CONVERTIBLE SECURITIES - 0.26%
AllianzGI Equity & Convertible Income Fund	24,051	$467,792

CORE - 1.95%
Adams Express Company (The)	45,300	587,994
Advent/Claymore Enhanced Growth & Income Fund	27,514	280,093
Cohen & Steers Dividend Majors Fund, Inc.	28,203	435,454
General American Investors Company, Inc.	33,741	1,188,695
Guggenheim Equal Weight Enhanced Equity Income Fund	17,573	330,724
Tri-Continental Corporation	33,275	668,162
		3,491,122
CORPORATE DEBT INVESTMENT GRADE-LEVERAGED - 0.41%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	62,555	727,515

CORPORATE DEBT INVESTMENT GRADE-RATED - 0.41%
Federated Enhanced Treasury Income Fund	27,859	379,718
Invesco Van Kampen Bond Fund	6,671	121,279
Morgan Stanley Income Securities Inc.	2,028	35,571
Transamerica Income Shares, Inc.	9,790	203,054
		739,622
DEVELOPED MARKET - 0.19%
Aberdeen Israel Fund, Inc.	3,600	65,124
Aberdeen Singapore Fund, Inc.	22,517	280,765
		345,889
EMERGING MARKETS - 1.89%
India Fund, Inc. (The)	27,192	626,504
ING Emerging Markets High Dividend Equity Fund	111,738	1,335,269
Morgan Stanley India Investment Fund, Inc. *	72,090	1,407,197
Templeton Russia and East European Fund, Inc.	825	10,857
		3,379,827
EMERGING MARKETS DEBT - 1.55%
Stone Harbor Emerging Markets Income Fund	3,600	66,600
Western Asset Emerging Markets Income Fund Inc.	178,661	2,204,677
Western Asset Worldwide Income Fund Inc.	40,452	498,773
		2,770,050
GENERAL & INSURED LEVERAGED - 2.18%
BlackRock MuniHoldings Quality Fund, Inc.	19,506	246,556
Eaton Vance National Municipal Opportunities Trust	3,961	76,804
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	10,361	143,603
Invesco Municipal Opportunity Trust	130,935	1,597,407
Invesco Municipal Trust	39,510	478,071
Invesco Value Municipal Income Trust	0	6
Nuveen Dividend Advantage Municipal Fund 2	23,200	313,200
Nuveen Dividend Advantage Municipal Fund 3	55,923	732,591
Nuveen Dividend Advantage Municipal Income Fund	22,955	305,990
		3,894,228
GENERAL BOND - 0.88%
DWS Multi-Market Income Trust	143,163	1,361,480
DWS Strategic Income Trust	13,194	169,279
MFS Multimarket Income Trust	1,500	9,795
Nuveen Build America Bond Opportunity Fund	1,254	25,707
		1,566,261

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
GLOBAL - 4.71%
Alpine Global Dynamic Dividend Fund	33,916	$339,499
Alpine Total Dynamic Dividend Fund	395,949	3,322,012
Clough Global Allocation Fund	32,004	485,821
Delaware Enhanced Global Dividend and Income Fund	84,859	1,043,766
First Trust Active Dividend Income Fund	17,018	148,567
GDL Fund (The)	3,800	41,952
ING Infrastructure, Industrials and Materials Fund	7,300	128,334
Nuveen Global Value Opportunities Fund	5,700	74,670
Virtus Total Return Fund	16,600	73,372
Wells Fargo Advantage Global Dividend Opportunity Fund	351,436	2,765,801
		8,423,794
GLOBAL INCOME - 0.93%
Aberdeen Asia-Pacific Income Fund, Inc.	81,000	494,910
Aberdeen Global Income Fund, Inc.	13,173	143,322
Nuveen Multi-Currency Short-Term Government Income Fund	97,079	1,018,359
		1,656,591
HIGH YIELD - 0.17%
Credit Suisse Asset Management Income Fund, Inc.	60,940	219,993
Western Asset Managed High Income Fund Inc.	13,300	76,209
		296,202
HIGH CURRENT YIELD (LEVERAGED) - 2.77%
BlackRock Debt Strategies Fund, Inc.	228,100	935,210
DWS High Income Opportunities Fund, Inc.	81,285	1,187,574
DWS High Income Trust	17,298	162,428
First Trust Strategic High Income Fund II	55,245	880,053
Franklin Universal Trust	42,339	305,264
Helios High Income Fund, Inc.	2,525	21,791
Neuberger Berman High Yield Strategies Fund Inc.	48,481	660,311
Prudential Short Duration High Yield Fund, Inc.	34,731	628,284
Western Asset Global Partners Income Fund Inc	15,014	164,553
		4,945,468
HIGH YIELD MUNICIPAL DEBT - 0.02%
MFS High Income Municipal Trust	4,200	19,950
MFS Municipal Income Trust	2,777	18,051
		38,001
INCOME & PREFERRED STOCK - 1.12%
Calamos Strategic Total Return Fund	21,800	242,416
John Hancock Preferred Income Fund	43,184	859,793
John Hancock Preferred Income Fund II	23,400	467,064
John Hancock Preferred Income Fund III	6,917	119,802
John Hancock Premium Dividend Fund	4,000	51,800
LMP Capital and Income Fund Inc.	10,774	173,461
Nuveen Quality Preferred Income Fund 3	10,400	87,048
		2,001,384
LOAN PARTICIPATION - 1.50%
Eaton Vance Senior Floating-Rate Trust	6,969	105,650
Invesco Senior Income Trust	202,388	1,015,988
Nuveen Floating Rate Income Opportunity Fund	126,957	1,548,875
		2,670,513
NATURAL RESOURCES - 5.35%
BlackRock Energy and Resources Trust	40,081	967,956
BlackRock Real Asset Equity Trust	484,953	4,316,082
First Trust Energy Income and Growth Fund	9,100	298,025
First Trust Energy Infrastructure Fund	67,286	1,415,697
ING Risk Managed Natural Resources Fund	140,578	1,484,504
Petroleum & Resources Corporation	38,809	1,083,547
		9,565,811

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 6.75%
BlackRock Enhanced Equity Dividend Trust	276,219	$2,193,179
BlackRock Global Opportunities Equity Trust	330,406	4,833,840
BlackRock International Growth and Income Trust	175,213	1,412,217
BlackRock Resources & Commodities Strategy Trust	303,409	3,489,204
ING Asia Pacific High Dividend Equity Income Fund	8,000	101,840
Madison Strategic Sector Premium Fund	2,681	32,655
		12,062,935
PACIFIC EX JAPAN - 0.16%
Aberdeen Greater China Fund, Inc.	2,593	25,074
China Fund, Inc. (The)	5,200	103,532
Taiwan Fund, Inc. *	8,200	154,570
		283,176
REAL ESTATE - 5.59%
CBRE Clarion Global Real Estate Income Fund	401,483	3,352,383
Cohen & Steers Preferred Securities and Income Fund, Inc.	134,130	2,280,210
Cohen & Steers Quality Income Realty Fund, Inc.	230,114	2,423,100
LMP Real Estate Income Fund Inc.	25,822	279,910
Neuberger Berman Real Estate Securities Income Fund Inc.	193,638	913,971
Nuveen Diversified Dividend and Income Fund	3,122	36,527
RMR Real Estate Income Fund	38,189	708,788
		9,994,889
SECTOR EQUITY - 0.88%
First Trust Specialty Finance and Financial Opportunities Fund	13,314	102,518
GAMCO Global Gold, Natural Resources & Income Trust by Gabelli	148,664	1,474,747
		1,577,265
U.S. MORTGAGE - 0.02%
First Trust Mortgage Income Fund	1,600	25,184

UTILITY - 2.52%
BlackRock EcoSolutions Investment Trust	96,430	776,262
BlackRock Utility and Infrastructure Trust	52,000	985,920
Duff & Phelps Global Utility Income Fund Inc.	41,340	818,119
Gabelli Global Utility & Income Trust (The)	14,600	290,248
Reaves Utility Income Fund	59,014	1,637,639
		4,508,188
TOTAL CLOSED-END FUNDS		75,431,707

CONSUMER DISCRETIONARY - 5.91%
CBS Corporation - Class B	5,000	309,000
Comcast Corporation - Class A	27,655	1,383,303
DIRECTV *	5,000	382,100
Ford Motor Company	40,000	624,000
Gap, Inc. (The)	4,000	160,240
Home Depot, Inc. (The)	19,600	1,550,948
Johnson Controls, Inc.	8,500	402,220
Macy's, Inc.	6,000	355,740
McDonald's Corporation	12,000	1,176,360
News Corporation - Class B *	1,250	20,875
Omnicom Group Inc.	2,500	181,500
Time Warner Cable Inc.	2,000	274,360
Time Warner Inc.	10,900	712,097
TJX Companies, Inc. (The)	14,000	849,100
Twenty-First Century Fox, Inc.	5,000	155,600
Viacom Inc. - Class B	2,950	250,721
Walt Disney Company (The)	22,200	1,777,554
		10,565,718

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
CONSUMER STAPLES - 4.44%
Altria Group, Inc.	20,800	$778,544
Archer-Daniels-Midland Company	8,000	347,120
Coca-Cola Company (The)	20,000	773,200
CVS Caremark Corporation	10,430	780,790
Kellogg Company	5,000	313,550
Kroger Co. (The)	7,000	305,550
PepsiCo, Inc.	12,000	1,002,000
Walgreen Co.	8,000	528,240
Wal-Mart Stores, Inc.	40,700	3,110,701
		7,939,695
ENERGY - 5.77%
Anadarko Petroleum Corporation	7,000	593,320
Chevron Corporation	6,732	800,502
ConocoPhillips	13,974	983,071
Devon Energy Corporation	7,000	468,510
EOG Resources, Inc.	3,500	686,595
Exxon Mobil Corporation	39,936	3,900,948
Marathon Oil Corporation	10,000	355,200
Phillips 66	7,487	576,948
Schlumberger Limited	18,000	1,755,000
Valero Energy Corporation	3,000	159,300
WPX Energy, Inc. *	1,666	30,038
		10,309,432
EXCHANGE-TRADED FUNDS - 2.10%
iShares Core S&P 500 ETF	10,000	1,881,700
SPDR S&P 500 ETF Trust	10,000	1,870,400
		3,752,100
FINANCIALS - 10.52%
AFLAC, Inc.	5,500	346,720
Allstate Corporation (The)	5,000	282,900
American International Group, Inc.	19,000	950,190
Aon plc	5,500	463,540
Bank of America Corporation	120,000	2,064,000
Bank of New York Mellon Corporation (The)	15,000	529,350
BB&T Corporation	9,000	361,530
Berkshire Hathaway Inc. - Class B *	11,000	1,374,670
BlackRock, Inc. - Class A	1,500	471,720
Capital One Financial Corporation	4,500	347,220
Citigroup, Inc.	38,000	1,808,800
Fifth Third Bancorp	11,500	263,925
Goldman Sachs Group, Inc. (The)	7,000	1,146,950
JPMorgan Chase & Co.	34,132	2,072,154
Marsh & McLennan Companies, Inc.	5,000	246,500
MetLife, Inc.	14,000	739,200
Morgan Stanley	23,000	716,910
PNC Financial Services Group, Inc. (The)	8,000	696,000
Principal Financial Group, Inc.	4,000	183,960
Prudential Financial, Inc.	6,000	507,900
State Street Corporation	3,500	243,425
SunTrust Banks, Inc.	6,000	238,740
T. Rowe Price Group, Inc.	2,000	164,700
Wells Fargo & Company	47,800	2,377,572
Weyerhaeuser Company	7,000	205,450
		18,804,026

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
HEALTH CARE - 7.23%
Abbott Laboratories	13,200	$508,332
AbbVie Inc.	13,200	678,480
Aetna Inc.	5,000	374,850
Allergan, Inc.	4,500	558,450
Amgen Inc.	9,800	1,208,732
Boston Scientific Corporation *	17,000	229,840
Cigna Corporation	2,500	209,325
Eli Lilly & Company	13,000	765,180
Express Scripts Holding Company *	12,000	901,080
Johnson & Johnson	20,000	1,964,600
McKesson Corporation	1,800	317,826
Medtronic, Inc.	14,000	861,560
Merck & Company, Inc.	35,267	2,002,108
Pfizer Inc.	30,000	963,600
St. Jude Medical, Inc.	5,000	326,950
Thermo Fisher Scientific Inc.	5,000	601,200
Wellpoint, Inc.	4,500	447,975
		12,920,088
INDUSTRIALS - 5.39%
Caterpillar Inc.	8,000	794,960
CSX Corporation	12,000	347,640
Deere & Company	6,500	590,200
Emerson Electric Company	9,000	601,200
General Dynamics Corporation	3,000	326,760
General Electric Company	124,000	3,210,360
Honeywell International Inc.	10,000	927,600
Lockheed Martin Corporation	4,000	652,960
Norfolk Southern Corporation	3,000	291,510
Precision Castparts Corporation	2,000	505,520
Union Pacific Corporation	6,500	1,219,790
Waste Management, Inc.	4,000	168,280
		9,636,780
INFORMATION TECHNOLOGY - 11.48%
Apple Inc.	6,900	3,703,506
Cisco Systems, Inc.	60,000	1,344,600
Cognizant Technology Solutions Corporation *	10,000	506,100
eBay Inc. *	10,000	552,400
EMC Corporation	20,000	548,200
Facebook, Inc. *	25,000	1,506,000
Google Inc. - Class A *	2,000	2,229,020
Hewlett-Packard Company	22,000	711,920
Intel Corporation	46,000	1,187,260
International Business Machines Corporation	13,100	2,521,619
Microsoft Corporation	76,800	3,148,032
Oracle Corporation	56,272	2,302,087
Yahoo! Inc. *	7,000	251,300
		20,512,044
MATERIALS - 1.41%
Air Products & Chemicals, Inc.	2,000	238,080
Dow Chemical Company (The)	15,000	728,850
Ecolab Inc.	2,500	269,975
International Paper Company	4,000	183,520
Newmont Mining Corporation	5,000	117,200
PPG Industries, Inc.	2,000	386,920
Praxair, Inc.	4,500	589,365
		2,513,910

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
TELECOMMUNICATION SERVICES - 1.42%
AT&T, Inc.	25,039	$878,118
Verizon Communications, Inc.	35,000	1,664,950
		2,543,068
UTILITIES - 0.88%
AES Corporation (The)	8,000	114,240
Consolidated Edison, Inc.	3,000	160,950
Entergy Corporation	2,000	133,700
Exelon Corporation	10,000	335,600
PPL Corporation	6,000	198,840
Public Service Enterprises Group, Inc.	6,500	247,910
Southern Company (The)	6,000	263,640
Xcel Energy Inc.	4,000	121,440
		1,576,320
TOTAL EQUITY SECURITIES (cost - $151,563,355)		176,504,888

SHORT-TERM INVESTMENTS - 1.19%
MONEY MARKET FUNDS - 1.19%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $2,126,451)	2,126,451	2,126,451

TOTAL INVESTMENTS - 99.95% (cost - $153,689,806)		178,631,339

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.05%		93,283

NET ASSETS - 100.00%		$178,724,622

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2014:

Cost of portfolio investments	$153,689,806
Gross unrealized appreciation	$26,323,809
Gross unrealized depreciation	(1,382,276)
Net unrealized appreciation	$24,941,533

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$176,504,888	$-
Short-Term Investments	2,126,451	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$178,631,339	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The  breakdown  of  the  Fund's   investments  into  major  categories  1s  disclosed  in  its  Schedule  of Investments.

As of March 31, 2014, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2014.

The disclosures for the Fund's fiscal year beginning January 1, 2014 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.  ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company.  FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company.  Although still evaluating the potential impacts of ASU 2013-08 to the Fund, the Investment Manager does not expect the adoption of the ASU to have an effect on the Fund.

The   Fund   is   exposed   to   financial market   risks,   including   the   valuations   of   its   investment portfolio. During the three months ended March 31, 2014, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 4, 2014 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 16, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 16, 2014

* Print the name and title of each signing officer under his or her signature.